Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) (Parenthetical) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Statement Line Items [Line Items]
Sustaining capital expenditures incurred	$ 2,931
Miguel Auza [Member]
Statement Line Items [Line Items]
Sustaining capital expenditures incurred		$ 2,433